Acquisitions and Disposals - Summary of Business Acquisitions and Disposals (Detail)	6 Months Ended
Jun. 30, 2021
Welly Health [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage	51.00%
Deal completion date	Jan. 29, 2021
Acquired/disposed business	Acquired 51% of Welly Health, which adds to our health and wellbeing portfolio.
Onnit Lab Inc [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	May 28, 2021
Acquired/disposed business	Acquired Onnit Lab Inc, a holistic wellness and lifestyle company based in the US. Onnit complements our growing portfolio of innovative wellness and supplement brands.